Significant Accounting Policies	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies:

The accounting policies followed in the preparation of these Unaudited Interim Condensed Consolidated Financial Statements are the same with those applied in the preparation of the Company’s Condensed Consolidated Financial Statements for the year ended December 31, 2023. See Note 2 to the Company’s Condensed Consolidated Financial Statements for the year ended December 31, 2023, included in the 2023 Annual Report. There have been no material changes to these policies in the six month period ended June 30, 2024.